Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 257,141	$ 309,639	$ 127,987